RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 10: RELATED PARTY TRANSACTIONS

The following is a description of certain relationships and transactions that exist or have existed or that the Company has entered into, in each case since January 1, 2025, with its directors, executive officers, or stockholders who are known to the Company to beneficially own more than ten percent of its voting securities and their respective affiliates and immediate family members.

Sponsor of MCAC

In connection with the closing of the Business Combination, the Company assumed unsecured promissory notes totaling approximately $555,000 that are non-interest bearing and due on demand and advances totaling approximately $132,000 that are non-interest bearing and due on demand with the Sponsor of MCAC. During September 2024, the Company entered into a note conversion agreement with the Sponsor of MCAC in which the Company converted the outstanding principal on unsecured promissory notes and certain other liabilities owed to the note holders into shares of the Company’s common stock at a conversion price of $2.00 per share with a one-time share reset adjustment, subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, approximately $555,000 of unsecured promissory notes and approximately $132,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 343,248 shares (pre-split) of the Company’s common stock.

In connection with the conversion agreement, the Sponsor of MCAC received a one-time share reset adjustment that was settled during the quarter ended March 31, 2025 through the issuance of 205,949 shares (pre-split) of the Company’s common stock (see Note 4). The derivative was settled during 2025 and no derivative liability was outstanding as of March 31, 2026. For the three months ended March 31, 2026 and 2025, the Company recorded a change in fair value on these derivative liabilities of $0 and $30,000 which was included as a component of change in fair value of derivative liabilities on the accompanying condensed consolidated statements of operations and comprehensive loss.

Avanti Notes

In November 2025, in connection with the acquisition of controlling interest in Geo Impex & Logistics Pvt. Ltd., the Company assumed a note payable of approximately $279,000 due to Avanti, maturing on October 31, 2026.

There was no interest expense recognized on the promissory notes with the Related Party Lender for the three months ended March 31, 2026 and 2025, respectively.

Keen Labs Supply and Services Agreement with Sun Solar, LLC

In connection with the equity method investment (Note 5), Keen Labs Operations, Inc. (“Keen Labs”), a wholly-owned subsidiary of the Company, entered into a Supply and Services Master Agreement (the “Keen Labs MSA”) with Sun Solar, effective January 6, 2026, pursuant to which Keen Labs procures and supplies solar panels, inverters, batteries, and related balance-of-system components to Sun Solar at actual invoiced product cost (including procurement and logistics fee) plus marketing and other professional services after adding a mark-up of 10%. The Keen Labs MSA is non-exclusive, terminable by either party upon 30 days’ written notice. Additional services, including marketing, supply chain consulting, and working capital support, may be provided under separate statements of work.

During the three months ended March 31, 2026, the Company recognized revenue of approximately $1,849,925 and cost of revenue of approximately $1,168,772 under the Keen Labs MSA, reported within the Keen Labs segment.

The Company recorded a equity in earnings of Sun Solar of approximately $281,523 for the three months ended March 31, 2026, which is included in “Other income (expense), net” in the condensed consolidated statements of operations and comprehensive loss. In accordance with ASC 323-10-35-7, the Company eliminated its proportionate share (40%) of unrealized intra-entity gross profit on Keen Labs products remaining in Sun Solar’s inventory at March 31, 2026, totaling approximately $57,217, which reduced both equity in earnings and the carrying amount of the equity method investment. The carrying value of the Company’s investment in Sun Solar was approximately $7,406,523 as of March 31, 2026.

Shares Issued to Related Parties

During the three months ended March 31, 2026, the Company issued 26,406 shares of restricted common stock to its non-employee directors as compensation for board service. The shares were fully vested upon issuance and are subject to customary transfer restrictions under applicable securities laws. The Company recognized approximately $221,000 of stock-based compensation expense, included in selling, general and administrative expense in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss, equal to the grant-date fair value of the awards.

NOTE 15: RELATED PARTY TRANSACTIONS

Certain Relationships and Related Person Transactions

The following is a description of certain relationships and transactions that exist or have existed or that the Company has entered into, in each case since January 1, 2024, with its directors, executive officers, or stockholders who are known to the Company to beneficially own more than ten percent of its voting securities and their respective affiliates and immediate family members.

Sponsor of MCAC

In connection with the closing of the Business Combination, the Company assumed unsecured promissory notes totaling approximately $555,000 that are non-interest bearing and due on demand and advances totaling approximately $132,000 that are non-interest bearing and due on demand with the Sponsor of MCAC. During September 2024, the Company entered into a note conversion agreement with the Sponsor of MCAC in which the Company converted the outstanding principal on unsecured promissory notes and certain other liabilities owed to the note holders into shares of the Company’s common stock at a conversion price of $64.00 per share with a one-time share reset adjustment, subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, approximately $555,000 of unsecured promissory notes and approximately $132,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 10,727 shares of the Company’s common stock.

In connection with the conversion agreement, the Sponsor of MCAC received a one-time share reset adjustment that was settled during the quarter ended March 31, 2025 through the issuance of 6,436 shares of the Company’s common stock (see Note 4). As of December 31, 2024, the fair value of the derivative liabilities associated with the reset adjustment was approximately $158,000 and was included as a component of derivative liabilities on the accompanying consolidated balance sheets. As of June 30, 2025, the derivative liabilities associated with the reset adjustment were settled in full. For the year ended December 31, 2025, the Company recorded a change in fair value on these derivative liabilities of $30,000 which was included as a component of change in fair value of derivative liabilities on the accompanying consolidated statements of operations and comprehensive loss.

Avanti Notes

In September 2016, the Company entered into an unsecured promissory note with a company owned by the Company’s Chief Executive Officer (the “Related Party Lender”) for an original principal sum of about $248,000 at September 30, 2016 (the “2016 Promissory Note”). The principal balance of the note as of December 31, 2025 and December 31, 2024 are $0 and approximately $179,910 respectively. The note bears annual interest of 14.0%. The note does not have a maturity date, and the full note balance is to be paid over time in amounts determined by the Company. During the year ended December 31, 2025, the Company repaid the note and accrued interest thereon.

In July 2024, the Company borrowed an additional amount of about $93,000 from the Related Party Lender (the “2024 Promissory Note”). The loan bears interest at 14.0% and matures in July 2031. The principal and accrued interest is due in full at maturity. During the year ended December 31, 2025, the Company repaid the note and accrued interest thereon.

In November 2025, in connection with the acquisition of controlling interest in Geo Impex & Logistics Pvt. Ltd., the Company assumed a note payable of approximately $279,000 due to Avanti, maturing on October 31, 2026.

Total interest expense recognized on the promissory notes with the Related Party Lender was approximately $23,107 for the year ended December 31, 2025, respectively, compared to approximately $18,209 for the year ended December 31, 2024.

Amperics Asset Acquisition

On November 3, 2025, the Company completed the acquisition of substantially all assets of Amperics Holdings LLC and Amperics Inc. (collectively, “Amperics”) pursuant to an Asset Purchase Agreement (the “Amperics Asset Acquisition”). Mr. Bala Padmakumar, a member of the Company’s Board of Directors, previously served as Chief Executive Officer of Amperics until 2020 and holds a significant minority ownership interest in Amperics and, as such, is considered a related party to the transaction. The acquired assets consist primarily of proprietary nanotechnology-based energy storage intellectual property, including patents, know-how, software and technical documentation, which have been integrated into the Company’s Keen Labs platform to support its virtual power plant (“VPP”) and AI-enabled energy management initiatives.

The aggregate consideration for the transaction consisted of the issuance of 84,375 shares of the Company’s common stock to the seller. Based on the closing market price of $10.24 per share on the acquisition date, the implied value of the equity consideration was approximately $864,000. No cash consideration was paid, and the agreement does not include any earn-outs or other contingent consideration.

The Company determined that the transaction qualified as an asset acquisition under applicable accounting guidance, as substantially all of the fair value of the acquired gross assets was concentrated in a single identifiable asset (intellectual property). Accordingly, the transaction was accounted for under ASC 805-50, and no goodwill was recognized.

Given the involvement of a related party, the terms of the transaction, including the consideration paid, were reviewed and approved by disinterested members of the Company’s Board of Directors in accordance with the Company’s related party transaction policies. The Company believes that the terms of the transaction are no less favorable than those that could have been obtained from unaffiliated third parties.